Leases - Schedule of Lease Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Lease Balances [Line Items]
Operating lease cost	$ 160
Vehicles [Member]
Schedule of Lease Balances [Line Items]
Operating lease cost	$ 58
Weighted Average Discount Rate	6.42%
Vehicles [Member] | Minimum [Member]
Schedule of Lease Balances [Line Items]
Remaining Lease Term	3 months 29 days
Vehicles [Member] | Maximum [Member]
Schedule of Lease Balances [Line Items]
Remaining Lease Term	3 years 4 months 2 days
Facilities rent [Member]
Schedule of Lease Balances [Line Items]
Operating lease cost	$ 102
Weighted Average Discount Rate	5.65%
Facilities rent [Member] | Minimum [Member]
Schedule of Lease Balances [Line Items]
Remaining Lease Term	3 months
Facilities rent [Member] | Maximum [Member]
Schedule of Lease Balances [Line Items]
Remaining Lease Term	8 years 1 month 2 days